Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities:
Property, plant and equipment	$ 1,102	$ 981
Right-of-use-asset	11,838
Goodwill	27,590	25,149
Intangible assets	11,805	9,397
Other	6,284	5,703
Total deferred tax liabilities recognized	58,619	41,230
Deferred tax assets:
Operating loss and tax credits carryforwards	37,865	29,995
Property, plant and equipment	5,257	4,893
Lease Liabilities	11,754
Accrued expenses and payments on account	26,380	24,599
Stock compensation	5,009	6,490
Deferred compensation	2,744	2,197
Unearned revenue	3,933	5,681
Other	604	2
Total deferred tax assets	93,546	73,857
Valuation allowance for deferred tax assets	(27,721)	(27,263)	$ (22,400)
Deferred tax assets recognized	65,825	46,594
Overall net deferred tax asset	$ 7,206	$ 5,364